UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BCM Decathlon Conservative Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 98.9%
		DEBT FUNDS - 98.9%
	5,131	iShares 1-3 Year Credit Bond ETF	$ 540,192
	6,401	iShares 1-3 Year Treasury Bond ETF	540,628
	4,856	iShares Agency Bond ETF	540,181
	5,050	iShares Core Total U.S. Bond Market ETF	541,360
	4,861	iShares Intermediate Credit Bond	524,648
	4,905	iShares Intermediate Government	540,040
	5,155	iShares MBS ETF	546,018
	4,901	iShares Short Treasury Bond ETF	540,384
	11,587	iShares U.S. Energy ETF	545,748
	23,739	PowerShares DB US Dollar Index Bullish Fund	513,475
			5,372,674

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,408,568)	5,372,674

		SHORT-TERM INVESTMENT - 1.2%
	63,505	Fidelity Institutional Money Market Portfolio - Class I, 0.14%*
		(Cost $63,505)	63,505

		TOTAL INVESTMENTS - 100.1% (Cost $5,472,073) (a)	$ 5,436,179
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(6,306)
		TOTAL NET ASSETS - 100.0%	$ 5,429,873

*	Money Market Fund; interest rate reflects effective yield on September 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,471,887 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 22,970
		Unrealized depreciation:	(58,678)
		Net unrealized depreciation:	$ (35,708)

BCM Decathlon Moderate Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 97.8%
		DEBT FUNDS - 10.0%
	5,333	iShares Core Total US Bond Market ETF	$ 571,698

		EQUITY FUNDS - 87.8%
	6,895	iShares Cohen & Steers REIT ET	530,088
	7,876	iShares Global Tech ETF	589,361
	4,955	iShares Transportation Average ETF	582,857
	12,187	iShares U.S. Energy ETF	574,008
	7,529	iShares U.S. Financials ETF	551,725
	7,437	iShares U.S. Financial Services ETF	551,156
	6,523	iShares U.S. Industrials ETF	590,266
	8,402	iShares U.S. Real Estate ETF	535,711
	5,709	iShares U.S. Utilities ETF	536,018
			5,041,190

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,554,280)	5,612,888

		SHORT-TERM INVESTMENT - 2.3%
	131,161	Fidelity Institutional Money Market Portfolio - Class I, 0.14%*
		(Cost $131,161)	131,161

		TOTAL INVESTMENTS - 100.1% (Cost $5,685,441) (a)	$ 5,744,049
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(6,027)
		TOTAL NET ASSETS - 100.0%	$ 5,738,022

*	Money Market Fund; interest rate reflects effective yield on September 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $5,685,095 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 91,511
		Unrealized depreciation:	(32,557)
		Net unrealized appreciation:	$ 58,954

BCM Decathlon Aggressive Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

	Shares		Value

		EXCHANGE TRADED FUNDS - 98.1%
		EQUITY FUNDS - 98.1%
	2,547	iShares Global Industrials ETF	$ 167,287
	2,448	iShares PHLX Semiconductor STF	163,061
	1,524	iShares Russell 2000 ETF	162,489
	1,797	iShares Russell 1000 Value ETF	154,901
	1,731	iShares Russell 2000 Value ETF	158,629
	1,382	iShares Transportation Average ETF	162,565
	3,387	iShares U.S. Energy ETF	159,528
	2,092	iShares U.S. Financials ETF	153,302
	2,067	iShares U.S. Financial Services ETF	153,185
	1,806	iShares U.S. Industrials ETF	163,425
			1,598,372

		TOTAL EXCHANGE TRADED FUNDS (Cost $1,544,736)	1,598,372

		SHORT-TERM INVESTMENT - 1.9%
	30,999	Fidelity Institutional Money Market Portfolio - Class I, 0.14%*	30,999
		(Cost $30,999)

		TOTAL INVESTMENTS - 100.0% (Cost $1,575,735) (a)	$ 1,629,371
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(297)
		TOTAL NET ASSETS - 100.0%	$ 1,629,074

*	Money Market Fund; interest rate reflects effective yield on September 30, 2013.
(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,575,547 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 53,824
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 53,824

BCM Decathlon Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Funds' assets and liabilities measured at fair value:

BCM Decathlon Conservative Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 5,372,674	$ -	$ -	$ 5,372,674
Short-Term Investments	63,505	-	-	63,505
Total	$ 5,436,179	$ -	$ -	$ 5,436,179

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

BCM Decathlon Moderate Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Debt Funds	$ 571,698	$ -	$ -	$ 571,698
Equity Funds	5,041,190	-	-	5,041,190
Short-Term Investments	131,161	-	-	131,161
Total	$ 5,744,049	$ -	$ -	$ 5,744,049

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

BCM Decathlon Aggressive Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds:
Equity Funds	1,598,372	-	-	1,598,372
Short-Term Investments	30,999	-	-	30,999
Total	$ 1,629,371	$ -	$ -	$ 1,629,371

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCM Decathlon Porfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/13